Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,304)	$ (29,920)
Adjustments to reconcile net loss to net cash used in operating
Depreciation	1,058	1,256
Interest expense (income)	2	(31)
Net changes in operating leases	(321)	46
Interest expenses on leases		(2)
Exchange loss (gain) on cash and cash equivalents and restricted cash	47	(15)
Changes in accrued liability for employee rights upon retirement	(22)	11
Share-based compensation	2,555	1,968
Changes in operating assets and liabilities:
Decrease (increase) in other current assets and long-term prepaid expenses	809	(219)
Decrease in trade receivables		129
Increase (decrease) in accounts payable and accruals:
Trade	(3,523)	2,371
Other (including other non-current liability)	763	193
Decrease in deferred revenue	(658)	(771)
Net cash used in operating activities	(31,594)	(24,984)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(812)	(1,465)
Investment in short-term bank deposits	(3,000)	(51,109)
Maturity of short-term bank deposits	31,108	37,085
Net cash provided by (used in) investing activities	27,296	(15,489)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants	22	33,155
Issuance costs		(2,202)
Proceeds from issuance of ordinary shares subject to possible redemption		1,598
Proceeds from exercised warrants		16,662
Finance lease payments		(104)
Net cash provided by (used in) financing activities	22	49,109
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(4,276)	8,636
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(47)	15
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	18,025	22,348
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Non cash activity - Purchase of property and equipment in payables		6
Right of use assets obtained in exchange for new operating lease liabilities		240
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	17,665	21,986
Restricted cash included in current assets	360
Restricted bank deposits included in non-current assets		362
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	18,025	22,348
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	225	141
Interest paid		$ (2)